Credit Impairment Charges and Provisions	12 Months Ended
Dec. 31, 2022
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Credit Impairment Charges and Provisions
8. CREDIT IMPAIRMENT CHARGES AND PROVISIONS
For the years ended 31 December

			Group
	2022	2021	2020
	£m	£m	£m
Credit impairment charges/(write-backs):
Loans and advances to customers	248	(186)	665
Recoveries of loans and advances, net of collection costs	36	(17)	(24)
Off-balance sheet credit exposures (See Note 29)	36	(30)	(3)
	320	(233)	638
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	422	386	258
(Releases)/Provisions for residual value and voluntary termination	(3)	(9)	6
	419	377	264
	739	144	902

In 2022, 2021 and 2020 there were no material credit impairment charges on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at FVOCI.